Revenue - Summary of Movement in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contract assets [line items]
Opening Balance	$ 34,889	$ 36,365
Additions during the year	33,943	14,524
Amortization/recognition during the year	(17,278)	(17,757)
Impairment loss recognized during the year	(46)	(351)
Translation adjustments	(1,506)	2,108
Closing Balance	50,002	34,889
Sales Commission [member]
Disclosure of contract assets [line items]
Opening Balance	8,112	7,427
Additions during the year	5,209	2,365
Amortization/recognition during the year	(2,190)	(1,816)
Impairment loss recognized during the year	(46)	(351)
Translation adjustments	(240)	487
Closing Balance	10,845	8,112
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	17,656	19,006
Additions during the year	17,923	7,151
Amortization/recognition during the year	(7,352)	(9,216)
Impairment loss recognized during the year	0	0
Translation adjustments	(866)	715
Closing Balance	27,361	17,656
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	9,121	9,932
Additions during the year	10,811	5,008
Amortization/recognition during the year	(7,736)	(6,725)
Impairment loss recognized during the year	0	0
Translation adjustments	(400)	906
Closing Balance	$ 11,796	$ 9,121